October 2, 2002


EDGAR Operations Branch
Division of Investment Management
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:       Evergreen Variable Annuity Trust (the "Trust")
          Nos. 333-98615/811-08716
               Evergreen Offit VA Emerging Markets Bond Fund

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus/proxy statement that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus/proxy statement contained in the Trust's most recent Form N-14AE/A to the Registration Statement pre-effective amendment
(Pre-Effective    Amendment   No.   2   to    Registration    Statement    Nos.
333-98615/811-08716) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on September 27, 2002.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                           Very truly yours,

                                           /s/ Allison McLellan

                                           Allison McLellan